One ChoiceSM In Retirement Portfolio ▪ One ChoiceSM 2015 Portfolio
One ChoiceSM 2020 Portfolio ▪ One ChoiceSM 2025 Portfolio
One ChoiceSM 2030 Portfolio ▪ One ChoiceSM 2035 Portfolio
One ChoiceSM 2040 Portfolio ▪ One ChoiceSM 2045 Portfolio
One ChoiceSM 2050 Portfolio ▪ One ChoiceSM 2055 Portfolio
One ChoiceSM In Retirement Portfolio R6 ▪ One ChoiceSM 2015 Portfolio R6
One ChoiceSM 2020 Portfolio R6 ▪ One ChoiceSM 2025 Portfolio R6
One ChoiceSM 2030 Portfolio R6 ▪ One ChoiceSM 2035 Portfolio R6
One ChoiceSM 2040 Portfolio R6 ▪ One ChoiceSM 2045 Portfolio R6
One ChoiceSM 2050 Portfolio R6 ▪ One ChoiceSM 2055 Portfolio R6
(“One Choice Target Date Portfolios”)
April 2, 2015

EXPLANATORY NOTE

On behalf of the One Choice Target Date Portfolios, each a series of American Century Asset Allocation Portfolios, Inc. (the “Corporation”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to this filing relates to the revised prospectus filed with the Securities and Exchange Commission on behalf of the Corporation pursuant to Rule 497(e) under the Securities Act on March 19, 2015; such filing (Accession Number 0001293210-15-000051) is incorporated by reference into this Rule 497 Document.

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT
Exhibit - 101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Exhibit - 101.INS	XBRL Instance Document
Exhibit - 101.SCH	XBRL Taxonomy Extension Schema Document
Exhibit - 101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
Exhibit - 101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
Exhibit - 101.LAB	XBRL Taxonomy Extension Label Linkbase Document